Income Taxes - Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits - Graphite Bio, Inc. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IncomeTaxesTable [Line Items]
Balance at beginning of year	$ 131	$ 0
Increases related to current year tax positions	1,816	103
Increase (reduction) for prior period positions	(6)	(28)
Balance at end of year	1,953	131
Graphite Bio, Inc.
IncomeTaxesTable [Line Items]
Balance at beginning of year	2,701	1,407
Increases related to current year tax positions	899	1,862
Increase (reduction) for prior period positions	(42)	(568)
Balance at end of year	$ 3,558	$ 2,701